Depreciation and amortisation - Summary of Depreciation And Amortisation (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Depreciation and amortisation expense [abstract]
Depreciation of property, plant and equipment (refer Note 5)	₨ 18,941	$ 222	₨ 15,628	₨ 14,032
Amortisation of intangible assets (refer Note 6)	1,632	19	1,485	1,464
Depreciation of right of use assets (refer Note 7)	97	1	470	405
Total	₨ 20,670	$ 242	₨ 17,583	₨ 15,901